Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table sets forth the information that shows the relationship between compensation and performance for 2024, 2023 and 2022 of the Company’s NEOs. The following table includes two principal executive officers, Mr. Nipper, who retired from his position as Chief Executive Officer on November 1, 2022, and Mr. Hummer, our former Chief Financial Officer who became Chief Executive Officer on the same date.

Year	Summary Compensation Table Total for Ryan Hummer (current CEO) ($)(1)	Compensation Actually Paid for Ryan Hummer (current CEO) ($)(2)	Summary Compensation Table Total for Robert Nipper (former CEO) ($) (3)	Compensation Actually Paid for Robert Nipper (former CEO) ($)(4)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(5)	Average Compensation Actually Paid for Non-CEO NEOs ($)(6)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(7)	Net Income (Loss) Attributable to the Company ($)(8)
2024	1,648,075	2,593,517	—	—	1,124,876	1,534,896	89.55	6,593,000
2023	465,732	(312,005)	—	—	713,127	463,383	79.30	(3,153,000)
2022	2,569,133	1,554,489	1,369,873	(229,117)	805,798	204,665	111.06	(1,102,000)

(1)

Represents the amounts of total compensation reported for Mr. Hummer (our Chief Executive Officer) for each of the corresponding years in the “Total” column of the Summary Compensation Table which reflects compensation as our Chief Financial Officer through October 31, 2022 and as our Chief Executive Officer beginning November 1, 2022.

(2)

The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Hummer, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Hummer during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Hummer’s 2024, 2023 and 2022 total compensation to determine the compensation actually paid:

PEO Total Compensation Amount	$ 1,648,075	$ 465,732	$ 2,569,133
PEO Actually Paid Compensation Amount	$ 2,593,517	(312,005)	1,554,489
Adjustment To PEO Compensation, Footnote
Year	Reported Summary Compensation Table Total	Reported Value of Stock Awards ($)(a)	Stock Award Adjustments ($)(b)	Compensation Actually Paid ($)
2024	1,648,075	(716,263)	1,661,705	2,593,517
2023	465,732	—	(777,737)	(312,005)
2022	2,569,133	(2,131,522)	1,116,878	1,554,489

a.	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
b.	The amounts deducted or added in calculating the stock award adjustments are as follows:

Year	Year End Fair Value of Stock Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Stock Awards ($)	Change in Fair Value of Vested Stock Awards Compared to Prior Year ($)	Fair Value at the End of Prior Year Stock Awards that Failed to Meet Vesting Conditions in the Year ($)
2024	1,309,718	369,355	(3,801)	(13,567)
2023	—	(614,502)	(99,286)	(63,949)
2022	1,587,334	(101,172)	69,713	(438,997)

(3)	Represents the amounts of total compensation reported for Mr. Nipper (our former Chief Executive Officer) for 2022 in the “Total” column of the Summary Compensation Table.
(4)

The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Nipper, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Nipper during the applicable year.

(5)

Represents the average of the amounts reported for the Company’s NEOs as a group (excluding our Chief Executive Officer) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each NEO included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Messrs. Willems and Morrison were the Chief Operations Officer (COO) and Chief Financial Officer (CFO), respectively, (ii) for 2023, Messrs. Willems, Lev and King were the Chief Operations Officer (COO), Executive Vice President, General Counsel (GC) and former Chief Technology Officer (CTO), respectively, (iii) for 2022, Messrs. Willems and King were the Chief Operations Officer (COO) and Chief Technology Officer (CTO), respectively.

(6)

The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our Chief Executive Officer), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEOs (excluding our Chief Executive Officer) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the NEOs (excluding our Chief Executive Officer) listed in footnote (5) above total compensation each year to determine the compensation actually paid as group:

Non-PEO NEO Average Total Compensation Amount	$ 1,124,876	713,127	805,798
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,534,896	463,383	204,665
Adjustment to Non-PEO NEO Compensation Footnote
Year	Reported Summary Compensation Table Total	Reported Value of Stock Awards ($)(a)	Stock Award Adjustments ($)(b)	Compensation Actually Paid ($)
2024	1,124,876	(360,612)	770,632	1,534,896

a.	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
b.	The amounts deducted or added in calculating the stock award adjustments are as follows:

Year	Year End Fair Value of Stock Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Stock Awards ($)	Change in Fair Value of Vested Stock Awards Compared to Prior Year ($)	Fair Value at the End of Prior Year Stock Awards that Failed to Meet Vesting Conditions in the Year ($)
2024	659,394	123,615	(6,531)	(5,846)

(7)

Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(8)	Reflects the amount of net income or loss reported in the Company’s audited financial statements for the applicable year.

The Company’s compensation program for its named executive officers has been thoughtfully designed to support the Company’s long-term business strategies and drive creation of stockholder value. The Company’s annual cash incentive bonus was measured based on the generation of Adjusted EBITDA, a measure of profitability, for the year as well as a personal performance component, which depended on the executive’s achievement of personal goals. The annual cash incentive bonus contained a minimum level requirement whereby if the minimum level is not met, there would be no annual cash incentive award earned for the Company component, and a maximum level cap of 200% of the target bonus. The Company’s long-term incentive awards consist of restricted stock units, equivalent stock units and performance stock unit awards, which reward the named executive officers for financial returns, absolute stock price appreciation, and relative shareholder return performance. Performance stock units are tied to the Company’s TSR relative to the performance peer group over a performance period of three years.

Compensation Actually Paid vs. Total Shareholder Return

As demonstrated by the following graph, the amount of compensation actually paid to Mr. Hummer is partially aligned with the Company’s cumulative TSR for the three-year period where he served in such office. The average amount of compensation actually paid to the Company’s NEOs as a group (excluding the Chief Executive Officer) is impacted by the Company’s cumulative TSR but it is not strongly correlated. The relative alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is because a significant portion of the compensation actually paid to the NEOs is comprised of equity awards, where the value of the award is either directly based on absolute stock appreciation, in the case of restricted stock units and equivalent stock units, or relative shareholder return, in the case of performance stock units, that is less impacted by absolute Company TSR. However, this alignment is tempered because the change in fair value of performance stock unit awards is largely dependent on the relative shareholder return versus a peer group, which could mean that the value of the award increases even when Company TSR decreases.

Compensation Actually Paid vs. Net Income

As demonstrated by the following graph, the amount of compensation actually paid to Mr. Hummer, our current Chief Executive Officer, and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding the Chief Executive Officer) is to some degree positively correlated with the Company’s net income (loss) over the three years presented in the table. The reason these measures is partially correlated is because the annual cash incentive bonus is based on Adjusted EBITDA, where net income (loss) is generally correlated with such measure. For 2024, based on the personal component and company component achievement, the executives earned a bonus at a level above the target level; for 2023, the Company did not meet the minimum level requirement, and thus no annual cash incentive award earned by executives; and for 2022, the executives were awarded 35% of the target annual cash incentive bonus. However, as described above, compensation actually paid also depends on the change in value of the equity awards, where the value of the award is either more directly based on absolute stock appreciation, in the case of restricted stock units and equivalent stock units, or relative shareholder return, in the case of performance stock units.

Total Shareholder Return Amount	$ 89.55	79.3	111.06
Net Income (Loss)	6,593,000	(3,153,000)	(1,102,000)
Former PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	1,369,873
PEO Actually Paid Compensation Amount	0	0	(229,117)
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,661,705	(777,737)	1,116,878
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(716,263)	0	(2,131,522)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,309,718	0	1,587,334
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	369,355	(614,502)	(101,172)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,801)	(99,286)	69,713
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,567)	$ (63,949)	$ (438,997)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	770,632
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(360,612)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	659,394
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	123,615
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,531)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,846)